Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Summary of the Company's revenues disaggregated by revenue category
The following table presents the Company’s revenues disaggregated by revenue category. All revenues were generated in the PRC.

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue from contract with customers
On-demand delivery solution services	1,444,616	2,027,351	2,536,818	388,784
Bike-sharing maintenance solution services	27,823	21,244	21,488	3,293
Ride-hailing solution services	—	1,383	141	22
Housekeeping and other solutions	—	262	12,405	1,901

Subtotal	1,472,439	2,050,240	2,570,852	394,000
Non-ASC 606 revenues
Ride-hailing solution services	2,036	5,549	9,958	1,526

Total revenues	1,474,475	2,055,789	2,580,810	395,526